Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

March 31, 2019

M21-QTLY-0519
1.932724.107

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Alabama - 2.9%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,050,870
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	525,220

TOTAL ALABAMA		1,576,090

Arizona - 5.7%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	268,013
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,072,050
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	637,779
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	322,647
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	262,987
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	538,505

TOTAL ARIZONA		3,101,981

California - 4.3%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	534,205
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	240,901
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$108,586
Series 2011 C, 5% 5/1/21 (a)	500,000	533,760
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	639,252
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	271,050

TOTAL CALIFORNIA		2,327,754

Connecticut - 2.4%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	533,075
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	500,000	531,120
Series K3, 5% 7/1/21	210,000	223,022

TOTAL CONNECTICUT		1,287,217

Florida - 7.4%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/21	500,000	537,285
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	455,524
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	806,790
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	807,143
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,066,600
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	349,638

TOTAL FLORIDA		4,022,980

Georgia - 2.0%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	264,895
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	725,349
Series 2011 B, 5% 1/1/21	85,000	89,355

TOTAL GEORGIA		1,079,599

Illinois - 8.8%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	423,048
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	212,180
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	564,197
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/21	300,000	320,103
Series 2016 C, 5% 2/15/21	1,035,000	1,098,549
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	523,015
Series 2013, 5% 7/1/21	510,000	537,484
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,056,790
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	53,317

TOTAL ILLINOIS		4,788,683

Indiana - 2.7%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	211,452
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (a)	500,000	526,320
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	268,195
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	323,064
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	105,869

TOTAL INDIANA		1,434,900

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	104,852
Massachusetts - 1.7%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	266,868
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	215,422
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	417,663

TOTAL MASSACHUSETTS		899,953

Michigan - 8.4%
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	532,490
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	215,964
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	540,145
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,070,020
Series 2015 D1, 5% 7/1/21	500,000	532,710
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	321,171
Milan Area Schools Series 2019, 5% 5/1/21	305,000	325,206
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	235,182
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	800,963

TOTAL MICHIGAN		4,573,851

Minnesota - 1.4%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	416,344
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	335,393

TOTAL MINNESOTA		751,737

Nevada - 6.4%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,905,117
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	268,253
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	319,725

TOTAL NEVADA		3,493,095

New Jersey - 15.5%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	744,755
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	686,088
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	953,000
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	344,477
Series 2015 XX:
5% 6/15/21	1,000,000	1,060,170
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	970,721
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	576,925
Series 2013 A, 5% 7/1/21	100,000	107,227
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	524,290
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,072,960
Series 2017 A, 5% 7/1/21	170,000	181,975
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/21	250,000	265,308
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,413
Series 2011 B, 5% 6/15/21	750,000	795,458

TOTAL NEW JERSEY		8,387,767

New York - 3.2%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	533,165
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	634,014
Series 2014, 5% 7/1/21	325,000	349,460
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	215,098

TOTAL NEW YORK		1,731,737

Ohio - 2.0%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,069,250
Oregon - 1.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21	230,000	236,594
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	693,557

TOTAL OREGON		930,151

Pennsylvania - 4.0%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	402,393
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	711,538
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	525,510
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	535,395

TOTAL PENNSYLVANIA		2,174,836

Pennsylvania, New Jersey - 0.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	348,488
South Carolina - 1.4%
Horry County School District Series 2011, 5% 3/1/21	700,000	745,773
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	273,898
Tennessee - 1.0%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	516,090
Texas - 8.7%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	268,663
5% 7/15/21	750,000	805,988
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	268,700
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,069,070
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	419,716
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	536,825
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	539,565
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	75,342
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	214,830
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	536,330

TOTAL TEXAS		4,735,029

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	116,912
Washington - 2.1%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	254,126
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	713,772
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	192,580

TOTAL WASHINGTON		1,160,478

Wisconsin - 3.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,072,120
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	106,724
Series 2014, 5% 5/1/21	540,000	570,202

TOTAL WISCONSIN		1,749,046

TOTAL MUNICIPAL BONDS
(Cost $52,540,617)		53,382,147
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $52,540,617)		53,382,147
NET OTHER ASSETS (LIABILITIES) - 1.6%		854,869
NET ASSETS - 100%		$54,237,016

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$630
Total	$630

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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